INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Schedule of detailed information about inventories
The following table summarises the inventory outstanding in the consolidated statement of financial position as at the dates presented:

	31 December 2017	31 December 2016
	€ million	€ million
Finished goods	324	354
Raw materials and supplies	223	222
Spare parts	103	97
Total inventories	650	673